Stock-Based Compensation (Details) - USD ($)		12 Months Ended
	Dec. 22, 2023	Sep. 30, 2024	Sep. 30, 2023
Stock-Based Compensation [Abstract]
Aggregate intrinsic value of stock options outstanding		$ 0
Stock-based compensation expense		229,605	$ 370,878
Unrecognized share-based compensation		$ 5,603
Weighted average remaining term		3 months
Common stock shares (in Shares)	125,000